INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9: INCOME TAX

United States

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company has no taxable income for the period. The applicable income tax rate for the Company was 35% for the six months ended June 30, 2015 and 2014. No tax benefit has been realized since a 100 % valuation allowance has offset deferred tax asset resulting from the net operating losses.

Anguilla

Worldwide Media Investments Corp. and Sky Media are incorporated in Anguilla, which does not tax income.

Taiwan

NOWnews Network and NOWnews International are incorporated in Taiwan. The Taiwan Income Tax Law imposes a unified enterprise income tax rate of 17% on all enterprises with taxable income greater than approximately $3,849 (NT$120,000). No income tax liabilities existed as of June 30, 2015 and December 31, 2014 due to the Company’s continuing operating losses.

Provision for income tax consists of the following:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2015	2014	2015	2014
Current
USA	$-	$-	$-	$-
Taiwan	-	-	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	(8,605)	(12,949)	(20,674)	(29,055)
Valuation allowance	8,605	12,949	20,674	29,055
Net changes in deferred income tax under non-current portion	-	-	-	-

Taiwan
Noncurrent portion
NOL carryforwards	(21,775)	(53,013)	(46,088)	(119,597)
Valuation allowance	21,775	53,013	46,088	119,597
Net changes in deferred income tax under non-current portion	-	-	-	-

Total provision for income tax	$-	$-	$-	$-

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Six Months Ended June 30,
	2015	2014

U.S. statutory income tax rate	35.0%	35.0%
Foreign statutory income tax rate difference	(18.0%)	(18.0%)
Changes in valuation allowance	(17.0%)	(17.0%)
Effective income tax rate	0.0%	0.0%

Significant components of the Company’s deferred taxes as of June 30, 2015 and December 31, 2014 were as follows:

	June 30,	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforwards	$2,160,286	$2,123,347
Less: Valuation allowance	(2,160,286)	(2,123,347)
Deferred tax assets, net	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. As of June 30, 2015 and December 31, 2014, the Company accrued 100% valuation allowance against its deferred tax assets based on the assessment of the probability of future realization.

NOTE 9: INCOME TAX

United States

The Company is incorporated in the United States of America and is subject to United States federal taxation. No provisions for income taxes have been made as the Company has no taxable income for the period. The applicable income tax rate for the Company was 35% for the years ended December 31, 2014 and 2013. No tax benefit has been realized since a 100 % valuation allowance has offset deferred tax asset resulting from the net operating losses.

Anguilla

Worldwide Media Investments Corp. and Sky Media are incorporated in Anguilla, which does not tax income.

Taiwan

NOWnews Network and NOWnews International are incorporated in Taiwan. The Taiwan Income Tax Law imposes a unified enterprise income tax rate of 17% on all enterprises with taxable income greater than approximately $3,961 (NT$120,000). No income tax liabilities existed as of December 31, 2014 and 2013 due to the Company’s continuing operating losses.

Provision for income tax consists of the following:

	For the Years Ended December 31,
	2014	2013
Current
USA	$-	$-
Taiwan	-	-

Deferred
USA
Deferred tax assets for NOL carryforwards	(104,605)	-
Valuation allowance	104,605	-
Net changes in deferred income tax under non-current portion	-	-

Taiwan
Current portion
Temporary difference from revenue	-	(10,360)
Temporary difference from G&A expenses	-	(30,336)
Temporary difference from interest expenses	-	(182)
Temporary difference from other income	-	(1,851)
Valuation allowance	-	42,729
Net changes in deferred income tax under current portion	-	-

Noncurrent portion
NOL carryforwards	(133,908)	(378,672)
Valuation allowance	133,908	378,672
Net changes in deferred income tax under non-current portion	-	-

Total provision for income tax	$-	$-

The following is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2014	2013

U.S. statutory income tax rate	35.0%	35.0%
Foreign statutory income tax rate difference	(18.0)%	(18.0)%
Net permanent and temporary differences	(1.3)%	(2.6)%
Changes in valuation allowance	(15.7)%	(14.4)%
Effective income tax rate	0.0%	0.0%

Significant components of the Company’s deferred taxes as of December 31, 2014 and 2013 were as follows:

	December 31,	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$2,123,347	$1,860,524
Net differences in accounting for revenue and expenses	-	141,697
Total deferred tax assets	2,123,347	2,002,221
Less: Valuation allowance	(2,123,347)	(2,002,221)
Deferred tax assets, net	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2014 and 2013, the Company accrued 100% valuation allowance against its deferred tax assets based on the assessment of the probability of future realization.